Nature of operations and going concern (Details Narrative) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash	$ 2,864,372	$ 2,839,369	$ 118,369	$ 347,896
Working capital	$ 5,691,193	$ 5,783,689